Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Changes in the Allowance for Loan Losses and Recorded Investment in Loans Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allowance for loan losses, beginning balance	$ 5,262	$ 3,061
Charge-offs	(59)	(17)
Recoveries	0	17
Provision	2,475	2,201
Allowance for loan losses, ending balance	7,678	5,262
Allowance for loan losses, individually evaluated for impairment	215
Allowance for loan losses, collectively evaluated for impairment	7,463	5,262
Ending balance	630,761	411,866
Loans receivable, individually evaluated for impairment	2,075	140
Loans receivable, collectively evaluated for impairment	628,686	411,726
Real Estate Portfolio Segment [Member]
Ending balance	471,690	282,246
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	73	88
Charge-offs	0
Recoveries	0
Provision	50	(15)
Allowance for loan losses, ending balance	123	73
Allowance for loan losses, individually evaluated for impairment	0
Allowance for loan losses, collectively evaluated for impairment	123	73
Ending balance	18,070	9,779
Loans receivable, individually evaluated for impairment	0
Loans receivable, collectively evaluated for impairment	18,070	9,779
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	292	362
Charge-offs	0
Recoveries	0
Provision	3	(70)
Allowance for loan losses, ending balance	295	292
Allowance for loan losses, individually evaluated for impairment	0
Allowance for loan losses, collectively evaluated for impairment	295	292
Ending balance	39,315	38,752
Loans receivable, individually evaluated for impairment	7	9
Loans receivable, collectively evaluated for impairment	39,308	38,743
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Allowance for loan losses, beginning balance	249	229
Charge-offs	0
Recoveries	0
Provision	202	20
Allowance for loan losses, ending balance	451	249
Allowance for loan losses, individually evaluated for impairment	0
Allowance for loan losses, collectively evaluated for impairment	451	249
Ending balance	46,909	29,344
Loans receivable, individually evaluated for impairment	1,708
Loans receivable, collectively evaluated for impairment	45,201	29,344
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
Allowance for loan losses, beginning balance	2,475	1,287
Charge-offs	0
Recoveries	0
Provision	1,275	1,188
Allowance for loan losses, ending balance	3,750	2,475
Allowance for loan losses, individually evaluated for impairment	118
Allowance for loan losses, collectively evaluated for impairment	3,632	2,475
Ending balance	333,540	183,822
Loans receivable, individually evaluated for impairment	263	131
Loans receivable, collectively evaluated for impairment	333,277	183,691
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Allowance for loan losses, beginning balance	119	62
Charge-offs	0
Recoveries	0
Provision	185	57
Allowance for loan losses, ending balance	304	119
Allowance for loan losses, individually evaluated for impairment	0
Allowance for loan losses, collectively evaluated for impairment	304	119
Ending balance	28,938	15,843
Loans receivable, individually evaluated for impairment	0
Loans receivable, collectively evaluated for impairment	28,938	15,843
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Allowance for loan losses, beginning balance	29	20
Charge-offs	0
Recoveries	0
Provision	4	9
Allowance for loan losses, ending balance	33	29
Allowance for loan losses, individually evaluated for impairment	0
Allowance for loan losses, collectively evaluated for impairment	33	29
Ending balance	4,918	4,706
Loans receivable, individually evaluated for impairment	0
Loans receivable, collectively evaluated for impairment	4,918	4,706
Commercial and Consumer Portfolio Segments [Member]
Allowance for loan losses, beginning balance	1,625	763
Charge-offs	(59)	(17)
Recoveries	0	17
Provision	856	862
Allowance for loan losses, ending balance	2,325	1,625
Allowance for loan losses, individually evaluated for impairment	97
Allowance for loan losses, collectively evaluated for impairment	2,325	1,625
Ending balance	159,071	129,620
Loans receivable, individually evaluated for impairment	97
Loans receivable, collectively evaluated for impairment	158,974	129,620
Unallocated Financing Receivables [Member]
Allowance for loan losses, beginning balance	400	250
Charge-offs	0
Recoveries	0
Provision	(100)	150
Allowance for loan losses, ending balance	300	400
Allowance for loan losses, individually evaluated for impairment	0
Allowance for loan losses, collectively evaluated for impairment	300	$ 400
Ending balance